Investment Objectives and Goals - Teucrium xETFs 2x Long Daily BNB ETF	Apr. 17, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Teucrium xETFs 2x Long Daily BNB ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily price performance of BNB. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day.